FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                November 1, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust")
            Federated California Municipal Income Fund
            Federated Vermont Municipal Income Fund
            Federated North Carolina Municipal Income Fund
            Federated Pennsylvania Municipal Income Fund
            Federated Ohio Municipal Income Fund
            Federated New York Municipal Income Fund
            Federated Michigan Intermediate Municipal Trust

           1933 Act File No. 33-36729
           1940 Act File No. 811-6165

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated August 31, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration 485(b) as Post-Effective amendment No. 38 on October 29, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                Very truly yours,



                                                /s/ George Magera
                                                George Magera
                                                Assistant Secretary